Disposition of Subsidiary (Details Narrative) - SGD ($)	Mar. 02, 2022	Mar. 31, 2023	Dec. 31, 2022
The Good Clinic Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		100.00%	100.00%
SEMA Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Combination, Consideration Transferred	$ 1.0
SEMA Agreement [Member] | The Good Clinic Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	100.00%